Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Asset Retirement Obligations

	2022	2021	2020
	RMB	RMB	RMB
At beginning of the year	129,405	114,819	137,935
Net liabilities incurred, including reassessment (i)	11,954	16,057	(24,059)
Liabilities settled	(4,955)	(5,969)	(3,510)
Accretion expense (Note 10)	5,681	4,696	5,107
Currency translation differences	(4)	(198)	(654)

At end of the year	142,081	129,405	114,819

(i)
In 2020, domestic oil and gas field companies adjusted the discount period with reference to the remaining life corresponding to the proved developed reserves in each block, updated various oil and gas assets retirement standards based on the latest legal requirements, technology and price levels, reviewed the adopted discount rate, and then recalculate and adjust the provision for the asset retirement expense of oil and gas properties at the end of the year. The changes in related accounting estimates and new liabilities provided resulted in a reduction in estimated liabilities of RMB 24,059.